Accrued Expenses and Other Liabilities (Details) £ in Thousands, $ in Thousands	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2018 GBP (£)
Payables and Accruals [Abstract]
Compensation and benefits	$ 8,833	$ 8,732
Research and development costs	11,373	15,343
UCLB milestone and option	0	205	£ 350
Professional fees	2,289	3,005
Other liabilities	678	496
Total accrued expenses and other liabilities	$ 23,173	$ 27,781